                    PAINEWEBBER PACE SELECT ADVISORS TRUST
          (ON BEHALF OF PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS)

                         PAINEWEBBER INVESTMENT SERIES
                    (ON BEHALF OF PAINEWEBBER GROWTH FUND)

                             51 WEST 52/ND/ STREET
                         NEW YORK, NEW YORK 10019-6114

                      STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information relates specifically to the proposed Reorganization whereby PACE Large Company Growth Equity Investments ("PACE Large Company Growth Fund"), a series of PaineWebber PACE Select Advisors Trust ("PACE Trust"), would acquire all of the assets of PaineWebber Growth Fund ("Growth Fund"), the sole series of PaineWebber Olympus Fund ("Olympus Fund"), in exchange solely for shares of PACE Large Company Growth Fund and the assumption by PACE Large Company Growth Fund of all of Growth Fund's stated liabilities. This Statement of Additional Information consists of this cover page, the PRO FORMA financial statements of PACE Large Company Growth Fund (giving effect to the Reorganization) for the year ended July 31, 2000, and the following described documents, each of which is incorporated by reference herein and accompanies this Statement of Additional Information:

     (1) The combined Statement of Additional Information of PACE Trust, dated November 27, 2000, which includes information relating to PACE Large Company Growth Fund and is incorporated by reference from PACE Trust's Statement of Additional Information filed on January 8, 2001 under Rule 497, SEC File Numbers 033-87254 and 811-08764, accession number 0000898432-01-000012;

     (2) The combined Annual Report to Shareholders of PACE Trust for the fiscal year ended July 31, 2000, which includes information relating to PACE Large Company Growth Fund and is incorporated by reference from PACE Trust's Form N-30D, SEC File Number 811-08764, filed on October 6, 2000, accession number 0000912057-00-043979; and

     (3) The Annual Report to Shareholders of Growth Fund for the fiscal year ended August 31, 2000, which is incorporated by reference from Olympus Fund's Form N-30D, SEC File Number 811-04180, filed on November 3, 2000, accession number 0000912057-00-047148.

     This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Combined Proxy Statement/Prospectus dated December 27, 2000 relating to the proposed Reorganization. A copy of the Combined Proxy Statement/Prospectus may be obtained without charge by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated December 27, 2000.

                  PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

     The following tables set forth the unaudited PRO FORMA condensed Statement of Assets and Liabilities as of July 31, 2000, the unaudited PRO FORMA condensed Statement of Operations for the twelve month period ended July 31, 2000 and the unaudited PRO FORMA Portfolio of Investments as of July 31, 2000 for Growth Fund and PACE Large Company Growth Fund as adjusted giving effect to the Reorganization.

     The PRO FORMA Portfolio of Investments contains information about the securities holdings of the Funds as of July 31, 2000. The holdings of both Funds have changed significantly since that date. For PACE Large Company Growth Fund, approximately 40% of its portfolio was realigned after October 10, 2000 to reflect the proprietary investment style and strategies of a second sub-adviser. Growth Fund's entire portfolio was realigned after that date to reflect the proprietary investment style and strategies of its two new sub-advisers. Other changes in the two Funds' holdings are due to normal portfolio turnover in response to changes in market conditions.

     If Growth Fund's shareholders approve the Reorganization, the Fund's holdings that are not compatible with PACE Large Company Growth Fund's holdings will be sold in an orderly manner, and the proceeds of these sales held in temporary investments pending reinvestment in assets that are consistent with the holdings of PACE Large Company Growth Fund. As of December 27, 2000, Growth Fund held no securities that were incompatible with PACE Large Company Growth Fund's holdings. However, one of Growth Fund's sub-advisers had not fully completed its realignment of the Fund's portfolio to reflect its proprietary investment style and strategies. That realignment is continuing and is expected to result in further portfolio turnover for Growth Fund before the Reorganization occurs.

PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS
PAINEWEBBER GROWTH FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2000 (UNAUDITED)


                                                                                                                      PRO FORMA
                                                                                                                       COMBINED
                                                                                                                      PACE LARGE
                                                                  PACE LARGE                                            COMPANY
                                                                COMPANY GROWTH        PW GROWTH                      GROWTH EQUITY
                                                              EQUITY INVESTMENTS        FUND          ADJUSTMENTS     INVESTMENTS
                                                              ------------------    -------------     -----------   --------------
ASSETS
Investments in securities, at value (cost - $304,876,461,
 $305,134,104 and $610,010,565, respectively)                       $436,401,239     $582,998,256       $       -   $1,019,399,495
Investment of cash collateral for securities loaned (cost
 - $68,528,100, $51,191,096 and $119,719,196, respectively)           68,528,100       51,191,096               -      119,719,196
Cash                                                                           -           19,927               -           19,927
Receivable for investments sold                                        2,079,833          823,088               -        2,902,921
Receivable for shares of beneficial interest sold                        166,754           66,714               -          233,468
Dividends and interest receivable                                         45,860          445,191               -          491,051
Deferred organizational expenses                                           1,025                -               -            1,025
Other assets                                                              48,711           93,038               -          141,749
                                                                    ------------     ------------     -----------   --------------

Total assets                                                         507,271,522      635,637,310               -    1,142,908,832
                                                                    ------------     ------------     -----------   --------------

LIABILITIES
Payable for cash collateral for securities loaned                     68,528,100       51,191,096               -      119,719,196
Payable for investments purchased                                        621,687        5,498,863               -        6,120,550
Payable for shares of beneficial interest repurchased                    145,262          368,186               -          513,448
Payable to custodian                                                     733,188                -               -          733,188
Payable to affiliates                                                    306,627          379,599               -          686,226
Accrued expenses and other liabilities                                   130,549          590,648               -          721,197
                                                                    ------------     ------------     -----------   --------------

Total liabilities                                                     70,465,413       58,028,392               -      128,493,805
                                                                    ------------     ------------     -----------   --------------

NET ASSETS

Beneficial interest shares of $0.001 par value outstanding -
  14,705,436, 18,722,269 and 34,151,115, respectively                249,985,378      291,024,784               -      541,010,162
Accumulated undistributed (distributions in excess of)
 net investment income (loss)                                              1,131       (2,172,520)              -       (2,171,389)
Accumulated net realized gains from investment transactions           55,294,822       16,044,800               -       71,339,622
Net unrealized appreciation of investments                           131,524,778      272,711,854               -      404,236,632
                                                                    ------------     ------------     -----------   --------------
Net assets applicable to shares outstanding                         $436,806,109     $577,608,918       $       -   $1,014,415,027
                                                                    ============     ============     ===========   ==============

  CLASS P:
Net assets                                                          $436,806,109     $          -       $       -   $  436,806,109
                                                                    ------------     ------------     -----------   --------------
Shares outstanding                                                    14,705,436                -               -       14,705,436
                                                                    ------------     ------------     -----------   --------------
Net asset and redemption value per share                            $      29.70     $          -       $       -   $        29.70
                                                                    ============     ============     ===========   ==============

  CLASS A:
Net assets                                                          $          -     $418,225,440       $       -   $  418,225,440
                                                                    ------------     ------------     -----------   --------------
Shares outstanding                                                             -       13,278,211         801,692       14,079,903
                                                                    ------------     ------------     -----------   --------------
Net asset and redemption value per share                            $          -     $      31.50       $       -   $        29.70
                                                                    ============     ============     ===========   ==============
Maximum offering price per share (net asset value plus
 sales charge of 4.5% of offering price)                            $          -     $      32.98       $       -   $        31.10
                                                                    ============     ============     ===========   ==============

  CLASS B:
Net assets                                                          $          -     $ 68,487,640       $       -   $   68,487,640
                                                                    ------------     ------------     -----------   --------------
Shares outstanding                                                             -        2,441,700        (136,007)       2,305,693
                                                                    ------------     ------------     -----------   --------------
Net asset value and offering price per share                        $          -     $      28.05       $       -   $        29.70
                                                                    ============     ============     ===========   ==============

  CLASS C:
Net assets                                                          $          -     $ 49,184,700       $       -   $   49,184,700
                                                                    ------------     ------------     -----------   --------------
Shares outstanding                                                             -        1,729,915         (74,072)       1,655,843
                                                                    ------------     ------------     -----------   --------------
Net asset value and offering price per share                        $          -     $      28.43       $       -   $        29.70
                                                                    ============     ============     ===========   ==============

  CLASS Y:
Net assets                                                          $          -     $ 41,711,138       $       -   $   41,711,138
                                                                    ------------     ------------     -----------   --------------
Shares outstanding                                                             -        1,272,443         131,797        1,404,240
                                                                    ------------     ------------     -----------   --------------
Net asset value and offering price per share                        $          -     $      32.78       $       -   $        29.70
                                                                    ============     ============     ===========   ==============

           See accompanying notes to pro forma financial statements

PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS
PAINEWEBBER GROWTH FUND
PRO FORMA STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED JULY 31, 2000 (UNAUDITED)


                                                                                                                   PRO FORMA
                                                                                                                    COMBINED
                                                                                                                   PACE LARGE
                                                          PACE LARGE                                                 COMPANY
                                                        COMPANY GROWTH         PW GROWTH                          GROWTH EQUITY
                                                      EQUITY INVESTMENTS         FUND          ADJUSTMENTS         INVESTMENTS
                                                      ------------------     -------------   -------------        ------------
INVESTMENT INCOME:
 Interest                                              $         223,698     $   3,092,485   $           -        $   3,316,183
 Dividends                                                     2,041,322         1,585,049               -            3,626,371
                                                       -----------------     -------------   -------------        -------------
                                                               2,265,020         4,677,534               -            6,942,554
                                                       -----------------     -------------   -------------        -------------

EXPENSES:
 Investment advisory and administration                        3,458,178         2,362,166         269,128   (a)      6,089,472
 Shareholder distribution and servicing fees                           -         2,093,090               -            2,093,090
 Transfer agency and service                                     129,725           310,293               -              440,018
 Trustees' fees                                                   26,250            13,500         (13,500)  (b)         26,250
 Legal and audit                                                  61,118            80,133         (80,133)  (b)         61,118
 Amortization of organizational expenses                          19,032                 -               -               19,032
 Reports and notices to shareholders                              43,320            34,110         (27,288)  (b)         50,142
 Federal and state registration fees                              42,471            48,570         (38,856)  (b)         52,185
 Custody and accounting                                          247,363           322,954               -              570,317
 Other expenses                                                   13,538            85,076               -               98,614
                                                       -----------------     -------------   -------------        -------------
                                                               4,040,995         5,349,892         109,351            9,500,238
 Less: fee waivers and reimbursements from investment
  adviser                                                        (22,200)          (33,483)       (582,318)            (638,001)
                                                       -----------------     -------------   -------------        -------------
 Net expenses                                                  4,018,795         5,316,409        (472,967)  (c)      8,862,237
                                                       -----------------     -------------   -------------        -------------
 Net investment income (loss)                                 (1,753,775)         (638,875)        472,967           (1,919,683)
                                                       -----------------     -------------   -------------        -------------

REALIZED AND UNREALIZED GAINS FROM INVESTMENT
  TRANSACTIONS:
 Net realized gains from investment transactions              56,955,344        21,124,792               -           78,080,136
 Net change in unrealized appreciation of investments         14,949,193       252,187,878               -          267,137,071
                                                       -----------------     -------------   -------------        -------------
 Net realized and unrealized gains from investment
  activities                                                  71,904,537       273,312,670               -          345,217,207
                                                       -----------------     -------------   -------------        -------------
 Net increase in net assets resulting from operations  $      70,150,762     $ 272,673,795   $     472,967        $ 343,297,524
                                                       =================     =============   =============        =============

______________

(a) Reflects increase in fees resulting from the higher fee schedule, before waivers, of PACE Large Company Growth Equity Investments.
(b)  Reflects the anticipated savings of the merger.
(c) Reflects decrease in fees resulting from the lower fee schedule, net of waivers, of PACE Large Company Growth Equity Investments.

           See accompanying notes to pro forma financial statements

PACE LARGE COMPANY GROWTH EQUITY INVESTMENTS
PAINEWEBBER GROWTH FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
JULY 31, 2000 (UNAUDITED)


                                                                                                                       PRO FORMA
                                                                                                                        COMBINED
                                                                                                                       PACE LARGE
     COMBINED                                                          PACE LARGE                                       COMPANY
    NUMBER OF                                                        COMPANY GROWTH           PAINEWEBBER            GROWTH EQUITY
      SHARES                                                        EQUITY INVESTMENTS        GROWTH FUND             INVESTMENTS
----------------                                                    ------------------      ---------------        -----------------
                    COMMON STOCKS - 94.29%

                    Agriculture, Food & Beverage - 0.21%
 55,000             Sysco Corp.                                       $          -            $  2,165,625           $    2,165,625
                                                                     -------------           -------------          ---------------

                    Airlines - 0.45%
195,000             Southwest Airlines Co.                                       -               4,606,875                4,606,875
                                                                     -------------           -------------          ---------------

                    Alcohol - 0.28%
 35,000             Anheuser-Busch Companies, Inc.                               -               2,817,500                2,817,500
                                                                     -------------           -------------          ---------------

                    Apparel, Retail - 0.30%
  4,400             Calpine Corp                                                 -                 313,500                  313,500
 75,000             Gap, Inc.                                                    -               2,685,938                2,685,938
                                                                     -------------           -------------          ---------------
                                                                                 -               2,999,438                2,999,438
                                                                     -------------           -------------          ---------------

                    Apparel, Textiles - 0.32%
 75,000             Nike, Inc.                                                   -               3,281,250                3,281,250
                                                                     -------------           -------------          ---------------

                    Banks - 3.43%
243,600             Chase Manhattan Corp.                                9,122,625               2,981,250               12,103,875
321,323             Citigroup, Inc.                                     18,862,979               3,810,375               22,673,354
                                                                     -------------           -------------          ---------------
                                                                        27,985,604               6,791,625               34,777,229
                                                                     -------------           -------------          ---------------

                    Chemicals - 0.53%
106,500             Sealed Air Corp.(1)                                  1,334,938               4,030,000                5,364,938
                                                                     -------------           -------------          ---------------

                    Computer-Business - 0.28%
 60,000             CMG Information Services, Inc*(1)                            -               2,272,500                2,272,500
 26,000             Priceline.com Inc.*(1)                                       -                 614,250                  614,250
                                                                     -------------           -------------          ---------------
                                                                                 -               2,886,750                2,886,750
                                                                     -------------           -------------          ---------------

                    Computer Hardware - 14.37%
108,000             Apple Computer, Inc.*(1)                                     -               5,487,750                5,487,750
728,100             Cisco Systems, Inc. *                               24,087,544              23,557,500               47,645,044
655,400             Dell Computer Corp. *                               16,494,137              12,302,500               28,796,637
332,000             EMC Corp.*(1)                                                -              28,261,500               28,261,500
140,000             Network Appliance, Inc.*                                     -              12,066,250               12,066,250
223,000             Sun Microsystems, Inc.*(1)                           5,799,063              17,713,500               23,512,563
                                                                     -------------           -------------          ---------------
                                                                        46,380,744              99,389,000              145,769,744
                                                                     -------------           -------------          ---------------

                    Computer Software - 4.31%
 31,000             Adobe Systems, Inc                                           -               3,549,500                3,549,500
100,000             Cadence Design Systems, Inc.*(1)                             -               2,087,500                2,087,500
 72,000             Compuware Corp.*                                             -                 576,000                  576,000
 40,000             International Business Machines
                    Corp.                                                        -               4,497,500                4,497,500
 50,000             Intuit                                                       -               1,700,000                1,700,000
247,700             Microsoft Corp. *                                    8,810,338               3,769,875               12,580,213
 45,500             VERITAS Software Corp.*                              4,638,156                       -                4,638,156
111,600             Oracle Corp.*                                       14,105,175                       -               14,105,175
                                                                     -------------           -------------          ---------------
                                                                        27,553,669              16,180,375               43,734,044
                                                                     -------------           -------------          ---------------

                    Consumer Durables - 0.47%
 70,000             Avery Dennison Corp                                          -               3,797,500                3,797,500
 50,000             Masco Corp                                                   -                 987,500                  987,500
                                                                     -------------           -------------          ---------------
                                                                                 -               4,785,000                4,785,000
                                                                     -------------           -------------          ---------------

                    Diversified Retail - 3.79%
160,000             Costco Companies, Inc.*                                      -               5,210,000                5,210,000
 50,000             Federated Department Stores, Inc.*                           -               1,203,125                1,203,125
312,600             Kohls Corp. *                                       13,200,050               4,540,000               17,740,050
100,000             Target Corp.*                                                -               2,900,000                2,900,000
207,100             Wal-Mart Stores, Inc.                                5,334,431               6,043,125               11,377,556
                                                                     -------------           -------------          ---------------
                                                                        18,534,481              19,896,250               38,430,731
                                                                     -------------           -------------          ---------------

                    Drugs & Medicine - 5.61%
 33,758             Aventis Corp.(1)                                             -               2,548,729                2,548,729
 49,312             Cardinal Health, Inc.                                        -               3,624,432                3,624,432
 90,000             Elan Corp. PLC, ADR*(1)                                      -               4,809,375                4,809,375
 14,000             Genetech, Inc.*                                              -               2,129,750                2,129,750
494,450             Pfizer, Inc.                                        21,323,156                       -               21,323,156
 65,000             Pharmacylics, Inc.*(1)                                       -               3,055,000                3,055,000
449,100             Schering-Plough Corp.                               15,940,506               3,455,000               19,395,506


                                                                                                                 PRO FORMA
                                                                                                                  COMBINED
                                                                                                                 PACE LARGE
  COMBINED                                                          PACE LARGE                                    COMPANY
  NUMBER OF                                                       COMPANY GROWTH             PAINE WEBBER       GROWTH EQUITY
   SHARES                                                       EQUITY INVESTMENTS           GROWTH FUND         INVESTMENTS
  ---------                                                     ------------------           -----------        -------------
                                                                        37,263,662            19,622,286           56,885,948
                                                                ------------------           -----------        -------------

                    Electric Utilities - 0.65%
  123,800           AES Corp. * (1)                                      6,615,563                     -            6,615,563
                                                                ------------------           -----------        -------------
                    Electrical Equipment - 6.46%
  143,870           Honeywell, Inc.                                      4,837,629                     -            4,837,629
   63,400           Flextronics International Ltd.*                      4,488,522                     -            4,488,522
  430,000           Solectron Corp. *                                   17,334,375                     -           17,334,375
   23,000           Corning, Inc.                                                -             5,380,562            5,380,562
   74,000           Jabil Circuit, Inc.*                                         -             3,704,625            3,704,625
   34,000           KLA-Tencor Corp.*                                            -             1,810,500            1,810,500
  110,000           Level 3 Communications, Inc.(1)                              -             7,528,125            7,528,125
   28,000           Lucent Technologies, Inc.                                    -             1,225,000            1,225,000
   75,000           Motorola, Inc.                                               -             2,479,688            2,479,688
  100,000           SCI Systems, Inc.*                                           -             4,587,500            4,587,500
   70,000           Tellabs, Inc.*(1)                                            -             4,550,000            4,550,000
  120,000           Teradyne, Inc.*                                              -             7,605,000            7,605,000
                                                                ------------------           -----------        -------------
                                                                        26,660,526            38,871,000           65,531,526
                                                                ------------------           -----------        -------------
                    Energy Reserves & Production - 0.43%
   54,403           Exxon Mobil Corp(1)                                          -             4,352,240            4,352,240
                                                                ------------------           -----------        -------------
                    Entertainment - 2.48%
  480,000           Liberty Media Group                                          -            10,680,000           10,680,000
   30,000           Nokia Corp. ADR                                              -             1,329,375            1,329,375
  162,649           Viacom, Inc.*(1)                                             -            10,785,662           10,785,662
  125,000           Carnival Corp.                                               -             2,335,937            2,335,937
                                                                ------------------           -----------        -------------
                                                                                 -            25,130,974           25,130,974
                                                                ------------------           -----------        -------------
                    Environmental Services - 0.50%
  303,300           Republic Services, Inc.                                      -             5,080,275            5,080,275
                                                                ------------------           -----------        -------------
                    Financial Services - 3.90%
   80,000           Federal Home Loan Mortgage Association                       -             3,155,000            3,155,000
   50,000           Federal National Mortgage                                    -             2,493,750            2,493,750
                    Association
  189,000           General Electric Co. (1)                            17,488,750             3,292,000           20,780,750
  393,150           MBNA Corp.                                           9,617,006             3,504,375           13,121,381
                                                                ------------------           -----------        -------------
                                                                        27,105,756            12,415,125           39,520,881
                                                                ------------------           -----------        -------------
                    Food Retail - 0.99%
  100,000           Safeway, Inc.*                                               -             4,506,250            4,506,250
  269,600           Kroger Co. * (1)                                     5,577,350                     -            5,577,350
                                                                ------------------           -----------        -------------
                                                                         5,577,350             4,506,250           10,083,600
                                                                ------------------           -----------        -------------
                    Household Products - 0.91%
  166,600           Colgate-Palmolive                                    9,277,538                     -            9,277,538
                                                                ------------------           -----------        -------------
                    Industrial Parts, Services and
                    Supplies - 3.48%
   46,320           Capesuccess LLC+                                             -                15,749               15,749
   50,500           Cendant Corp.*                                               -               647,031              647,031
   13,056           Immedient Corp*+                                             -                 4,309                4,309
   45,000           Ingersol-Rand Co                                             -             1,766,250            1,766,250
   90,000           Mettler Toledo International, Inc.*                          -             3,645,000            3,645,000
  545,932           Tyco International Ltd.                             18,906,900            10,300,462           29,207,362
                                                                ------------------           -----------        -------------
                                                                        18,906,900            16,378,801           35,285,701
                                                                ------------------           -----------        -------------
                    Information & Computer Services -
                    4.64%
  195,800           America Online Inc. * (1)                            2,708,275             7,730,312           10,438,587
   57,000           Computer Sciences Corp. *                            1,687,500             1,875,000            3,562,500
   15,000           Media Metrix, Inc (1)                                        -               390,000              390,000
   40,000           Omnicom Group, Inc                                           -             3,400,000            3,400,000
  225,000           Paychex, Inc. (1)                                            -            10,293,750           10,293,750
   56,900           Nortel Networks Corp                                 4,231,937                     -            4,231,937
   73,200           Valassis Communications, Inc.                                -             2,461,350            2,461,350
   26,000           VeriSign                                             4,125,875                     -            4,125,875
   19,600           Yahoo, Inc. *                                        2,522,275                     -            2,522,275
  100,000           Young & Rubicam, Inc.                                        -             5,650,000            5,650,000
                                                                ------------------           -----------        -------------
                                                                        15,275,862            31,800,412           47,076,274
                                                                ------------------           -----------        -------------
                    Leisure - 0.90%
  202,700           Harley Davidson Inc. (1)                             9,096,163                     -            9,096,163
                                                                ------------------           -----------        -------------
                    Long Distance & Phone Companies -
                    3.21%
  678,920           AT&T Corp. *                                        14,308,975             1,108,181           15,417,156
   35,000           France Telecom, ADR                                          -             4,515,000            4,515,000
  217,500           MCI Worldcom Inc.*                                           -             8,496,094            8,496,094


                                                                                                                     PRO FORMA
                                                                                                                     COMBINED
                                                                                                                    PACE LARGE
   COMBINED                                                              PACE LARGE                                   COMPANY
  NUMBER OF                                                            COMPANY GROWTH         PAINE WEBBER         GROWTH EQUITY
   SHARES                                                            EQUITY INVESTMENTS       GROWTH FUND           INVESTMENTS
----------------                                                     ------------------      --------------      -----------------
        96,700   Sprint Corp.*(1)                                          2,198,062            1,933,750             4,131,812
                                                                     ------------------      --------------      -----------------
                                                                          16,507,037           16,053,025            32,560,062
                                                                     ------------------      --------------      -----------------

                 Manufacturing-General - 0.35%
        60,000   United Technologies Corp.                                         -            3,502,500             3,502,500
                                                                     ------------------      --------------      -----------------

                 Manufacturing-High Technology - 0.27%
        60,000   ASM Lithography Holdings N.V.                                     -            2,385,000             2,385,000
        10,000   Tycom Limited                                                     -              340,625               340,625
                                                                     ------------------      --------------      -----------------
                                                                                   -            2,725,625             2,725,625
                                                                     ------------------      --------------      -----------------

                 Media - 5.12%
        55,743   Amfm Inc. *                                                       -            3,982,141             3,982,141
       148,000   AT&T Liberty Media Group                                          -            4,070,000             4,070,000
        25,000   Cablevision Systems Corp.*(1)                                     -            1,645,313             1,645,313
       160,000   Comcast Corp.(1)                                                  -            5,442,500             5,442,500
        91,300   Comcast Corp., Class A                                    3,105,626                    -             3,105,626
        90,000   Fox Entertainment Group, Inc.(1)                                  -            2,756,250             2,756,250
       291,250   Infinity Broadcasting Corp.*(1)                                   -           10,266,562            10,266,562
       232,700   Time Warner, Inc. (1)                                     5,958,619           11,886,562            17,845,181
       135,000   USA Networks, Inc.                                                -            2,843,438             2,843,438
                                                                     ------------------      --------------      -----------------
                                                                           9,064,245           42,892,766            51,957,011
                                                                     ------------------      --------------      -----------------

                 Medical Products - 2.03%
        30,000   Minnesota Mining & Manufacturing Co.                              -            2,701,875             2,701,875
       162,000   Guidant Corp.*                                            6,314,000            2,818,750             9,132,750
       171,000   Medtroinc, Inc.                                           8,731,687                    -             8,731,687
                                                                     ------------------      --------------      -----------------
                                                                          15,045,687            5,520,625            20,566,312
                                                                     ------------------      --------------      -----------------

                 Oil Refining - 0.43%
       190,000   Conoco, Inc.                                                      -            4,381,875             4,381,875
                                                                     ------------------      --------------      -----------------

                 Oil Services - 0.41%
        50,000   Halliburton                                                       -            2,306,250             2,306,250
        25,000   Schlumberger(1)                                                   -            1,848,438             1,848,438
                                                                     ------------------      --------------      -----------------
                                                                                   -            4,154,688             4,154,688
                                                                     ------------------      --------------      -----------------

                 Other Insurance - 1.48%
        22,400   Ambac Financial Group                                             -            1,443,400             1,443,400
       154,200   American International Group, Inc.(1)                    13,521,412                    -            13,521,412
                                                                     ------------------      --------------      -----------------
                                                                          13,521,412            1,443,400            14,964,812
                                                                     ------------------      --------------      -----------------

                 Publishing - 0.60%
        62,000   New York Times Co.                                                -            2,553,625             2,553,625
        83,000   News Corp. Ltd, ADR(1)                                            -            3,501,562             3,501,562
                                                                     ------------------      --------------      -----------------
                                                                                   -            6,055,187             6,055,187
                                                                     ------------------      --------------      -----------------

                 Rental Auto/Equipment - 0.01%
        18,749   ANC Rental Corp.(1)                                               -              127,728               127,728
                                                                     ------------------      --------------      -----------------

                 Restaurants - 0.16%
        50,000   McDonalds Corp                                                    -            1,575,000             1,575,000
                                                                     ------------------      --------------      -----------------

                 Securities & Asset Management - 2.39%
       110,000   AXA Financial, Inc.                                               -            4,207,500             4,207,500
        75,000   Charles Schwab Corp                                               -            2,709,375             2,709,375
        50,000   Franklin Resources, Inc                                           -            1,793,750             1,793,750
       147,800   Morgan Stanley Dean Witter & Co.                         13,486,750                    -            13,486,750
        16,000   Merrill Lynch & Co., Inc.                                 2,068,000                    -             2,068,000
                                                                     ------------------      --------------      -----------------
                                                                          15,554,750            8,710,625            24,265,375
                                                                     ------------------      --------------      -----------------

                 Semiconductor - 10.21%
       163,200   Altera Co* (1)                                           13,078,575            2,945,625            16,024,200
       104,600   Applied Materials, Inc.                                   3,384,025            4,552,500             7,936,525
        40,000   Broadcom Corp.(1)                                                 -            8,970,000             8,970,000
        67,500   Fairchild Semiconductor                                           -            2,387,812             2,387,812
                 International, Inc.
       414,400   Intel Corp. (1)                                          23,656,200            4,005,000            27,661,200
       236,000   JDS Uniphase Corp.*(1)                                    4,252,500           23,625,000            27,877,500
        24,300   PMC-Sierra, Inc.                                          4,711,162                    -             4,711,162
        60,000   Texas Instruments, Inc.(1)                                        -            3,521,250             3,521,250
        60,000   Xilinx, Inc.*                                                     -            4,503,750             4,503,750
                                                                     ------------------      --------------      -----------------
                                                                          49,082,462           54,510,937           103,593,399
                                                                     ------------------      --------------      -----------------
                 Specialty Retail - 4.31%
       150,000   Autonation, Inc.* (1)                                             -            1,040,625             1,040,625
        80,000   Bed, Bath & Beyond, Inc. (1)                                      -            2,945,000             2,945,000
        75,000   Circuit City Stores, Inc.(1)                                      -            1,720,312             1,720,312


                                                                                                                       PRO FORMA
                                                                                                                       COMBINED
                                                                                                                      PACE LARGE
COMBINED                                                                        PACE LARGE                              COMPANY
NUMBER OF                                                                     COMPANY GROWTH       PAINE WEBBER      GROWTH EQUITY
 SHARES                                                                     EQUITY INVESTMENTS     GROWTH FUND        INVESTMENTS
---------                                                                   ------------------     -----------       -------------
   376,350   Home Depot, Inc.                                                   8,608,613            10,867,500         19,476,113
    82,000   Lowe's Companies, Inc.                                                     -             3,459,375          3,459,375
   270,000   Staples, Inc.                                                              -             3,729,375          3,729,375
   332,000   Tiffany & Co.                                                      3,151,000             8,220,000         11,371,000
                                                                           --------------        --------------     --------------
                                                                               11,759,613            31,982,187         43,741,800
                                                                           --------------        --------------     --------------
             Wireless Telecommunications - 3.62%
    71,575   Amdocs LTD*(1)                                                     4,808,945                     -          4,808,945
   165,000   AT&T Wireless Group*                                               4,537,500                     -          4,537,500
    20,700   Covad Communications Group, Inc*                                           -               341,550            341,550
    55,000   Dynergy Inc.                                                               -             3,870,625          3,870,625
    67,135   Global Crossing Ltd.                                                       -             1,632,220          1,632,220
   284,700   Nokia Corp. ADR                                                   12,615,769                     -         12,615,769
    25,700   NorthPoint Communications Group, Inc* (1)                                  -               303,581            303,581
    13,800   Rhythms Netconnections, Inc.*                                              -               165,600            165,600
    35,000   Sprint Corp*                                                               -                     -                  -
   184,400   Vodafone Group PLC, ADR*(1)                                        6,335,063             1,617,187          7,952,250
    18,500   Williams Communications Group*                                             -               499,500            499,500
                                                                           --------------        --------------     --------------
                                                                               28,297,277             8,430,263         36,727,540
                                                                           --------------        --------------     --------------
             Total Common Stock (cost - $529,969,681)                         436,401,239           520,083,482        956,484,721
                                                                           --------------        --------------     --------------
Preferred Stock
---------------
             Industrial Parts, Services & Suppliers - 0.00%
     3,585   Capesuccess LLC+                                                           -                 1,183              1,183
                                                                           --------------        --------------     --------------


                                                                                                                      PRO FORMA
                                                                                                                       COMBINED
                                                                                                                      PACE LARGE
  COMBINED                                                                      PACE LARGE                              COMPANY
 PRINCIPAL                                         MATURITY    INTEREST       COMPANY GROWTH       PAINE WEBBER      GROWTH EQUITY
AMOUNT (000)                                        DATES       RATES       EQUITY INVESTMENTS     GROWTH FUND        INVESTMENTS
-------------                                      --------------------     ------------------     -----------       -------------
             U.S. GOVERNMENT AGENCY OBLIGATION - 4.45%

             Federal Home Loan Bank Discount
              Note (cost - $45,095,591)             08/09/2000  6.375@                       -       45,095,591         45,095,591
                                                                                --------------   --------------     --------------

             REPURCHASE AGREEMENT - 1.76%

$  17,818    Repurchase Agreement dated 7/31/00
              with SG Cowen Securities Group,
              collateralized by $15,736,000 U.S.
              Treasury Bonds, 7.500% due 11/15/16
              (value-$18,175,080); proceeds:
              $17,821,217 (cost - $17,818,000)        08/01/00  6.500                        -       17,818,000         17,818,000
                                                                                --------------   --------------     --------------

             Total Investments (cost- $610,010,565)
             - 100.49%                                                             436,401,239      582,998,256      1,019,399,495
             (Liabilities) Other Assets in
             Excess of Other Assets (Liabilities)
             - (0.49)%                                                                 404,870       (5,389,338)        (4,984,468)
                                                                                --------------   --------------     --------------
             Net Assets - 100%                                                    $436,806,109     $577,607,735     $1,014,413,844
                                                                                ==============   ==============     ==============


 + Illuquid security.
 * Non-income producing security.
 @ Interst rate shown is discount rate at date of purchase.
 ADR American Depositary Receipt.
 (1) Security, or portion thereof, was on loan at July 31, 2000.

           See accompanying notes to pro forma financial statements.

PACE Large Company Growth Equity Investments
PaineWebber Growth Fund
Notes to PRO FORMA Financial Statements
For the year ended July 31, 2000 (unaudited)

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization and Termination ("Plan") by the shareholders of PaineWebber Growth Fund ("Growth"), PACE Large Company Growth Equity Investments ("Large Company Growth") would acquire the assets of Growth in exchange solely for the assumption by Large Company Growth of Growth's assets and stated liabilities and shares of Large Company Growth that correspond to the outstanding shares of Growth. The number of shares to be received would be based on the relative net asset value of Large Company Growth's shares on the effective date of the Plan and Growth will be terminated as soon as practicable thereafter.

The PRO FORMA financial statements reflect the financial position of Large Company Growth and Growth at July 31, 2000 and the combined results of operations of Large Company Growth and Growth (each a "Fund" and, together, the "Funds") for the year ended July 31, 2000.

As a result of the Plan, the investment management and administration fee will decrease due to the lower fee schedule, net of waivers, of Large Company Growth. Growth currently pays Rule 12b-1 distribution or service fees; as of July 31, 2000, Large Company Growth does not. Other fixed expenses will be reduced due to the elimination of duplicative expenses. In addition, the PRO FORMA statement of assets and liabilities has not been adjusted as a result of the proposed transaction because such adjustment would not be material. The costs of approximately $232,000 associated with the Reorganization will be paid by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated (a wholly owned indirect subsidiary of UBS AG), so that each Fund bears no expenses in connection with the Reorganization. These costs are not included in the PRO FORMA statement of operations.

The PRO FORMA financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on August 1, 1999. The PRO FORMA financial statements should be read in conjunction with the historical financial statements of the constituent Funds included in or incorporated by reference in the applicable statement of additional information.

Significant Accounting Policies:

The Funds' financial statements are prepared in accordance with generally accepted accounting principles that require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. The following is a summary of significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS - Each Fund calculates its net asset value based on the current market value for its portfolio securities. Each Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by each Fund's sub-advisers. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.